Condensed Consolidating Financial Statements (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013	Dec. 29, 2012	Sep. 29, 2012
Assets
Cash and cash equivalents	$ 825	$ 1,145	$ 951	$ 1,071
Accounts receivable, net	1,497	1,497
Inventories	2,778	2,817
Other current assets	130	145
Total Current Assets	5,230	5,604
Net Property, Plant and Equipment	4,072	4,053
Goodwill	1,907	1,902
Intangible Assets	133	138
Other Assets	502	480
Investment in Subsidiaries	0	0
Total Assets	11,844	12,177
Liabilities and Shareholders' Equity
Current debt	52	513
Accounts payable	1,477	1,359
Other current liabilities	1,077	1,138
Total Current Liabilities	2,606	3,010
Long-Term Debt	1,890	1,895
Deferred Income Taxes	450	479
Other Liabilities	582	560
Total Tyson Shareholders' Equity	6,285	6,201
Noncontrolling Interest	31	32
Total Shareholders' Equity	6,316	6,233
Total Liabilities and Shareholders' Equity	11,844	12,177
TFI Parent [Member]
Assets
Cash and cash equivalents	0	0	0	1
Accounts receivable, net	1	0
Inventories	0	0
Other current assets	36	351
Total Current Assets	37	351
Net Property, Plant and Equipment	31	32
Goodwill	0	0
Intangible Assets	0	0
Other Assets	897	895
Investment in Subsidiaries	12,141	11,975
Total Assets	13,106	13,253
Liabilities and Shareholders' Equity
Current debt	0	457
Accounts payable	30	27
Other current liabilities	4,858	4,625
Total Current Liabilities	4,888	5,109
Long-Term Debt	1,771	1,770
Deferred Income Taxes	20	24
Other Liabilities	142	149
Total Tyson Shareholders' Equity	6,285	6,201
Noncontrolling Interest	0	0
Total Shareholders' Equity	6,285	6,201
Total Liabilities and Shareholders' Equity	13,106	13,253
TFM Parent, Guarantors [Member]
Assets
Cash and cash equivalents	10	21	20	9
Accounts receivable, net	594	571
Inventories	1,034	1,039
Other current assets	49	88
Total Current Assets	1,687	1,719
Net Property, Plant and Equipment	899	891
Goodwill	880	881
Intangible Assets	19	21
Other Assets	167	162
Investment in Subsidiaries	2,035	2,035
Total Assets	5,687	5,709
Liabilities and Shareholders' Equity
Current debt	0	132
Accounts payable	746	575
Other current liabilities	191	200
Total Current Liabilities	937	907
Long-Term Debt	678	679
Deferred Income Taxes	75	93
Other Liabilities	163	155
Total Tyson Shareholders' Equity	3,834	3,875
Noncontrolling Interest	0	0
Total Shareholders' Equity	3,834	3,875
Total Liabilities and Shareholders' Equity	5,687	5,709
Non-Guarantors [Member]
Assets
Cash and cash equivalents	815	1,124	931	1,061
Accounts receivable, net	902	926
Inventories	1,744	1,778
Other current assets	116	117
Total Current Assets	3,577	3,945
Net Property, Plant and Equipment	3,142	3,130
Goodwill	1,027	1,021
Intangible Assets	114	117
Other Assets	254	244
Investment in Subsidiaries	0	0
Total Assets	8,114	8,457
Liabilities and Shareholders' Equity
Current debt	78	251
Accounts payable	701	757
Other current liabilities	826	901
Total Current Liabilities	1,605	1,909
Long-Term Debt	234	241
Deferred Income Taxes	355	362
Other Liabilities	300	282
Total Tyson Shareholders' Equity	5,589	5,631
Noncontrolling Interest	31	32
Total Shareholders' Equity	5,620	5,663
Total Liabilities and Shareholders' Equity	8,114	8,457
Eliminations [Member]
Assets
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Other current assets	(71)	(411)
Total Current Assets	(71)	(411)
Net Property, Plant and Equipment	0	0
Goodwill	0	0
Intangible Assets	0	0
Other Assets	(816)	(821)
Investment in Subsidiaries	(14,176)	(14,010)
Total Assets	(15,063)	(15,242)
Liabilities and Shareholders' Equity
Current debt	(26)	(327)
Accounts payable	0	0
Other current liabilities	(4,798)	(4,588)
Total Current Liabilities	(4,824)	(4,915)
Long-Term Debt	(793)	(795)
Deferred Income Taxes	0	0
Other Liabilities	(23)	(26)
Total Tyson Shareholders' Equity	(9,423)	(9,506)
Noncontrolling Interest	0	0
Total Shareholders' Equity	(9,423)	(9,506)
Total Liabilities and Shareholders' Equity	$ (15,063)	$ (15,242)